Weil, Gotshal & Manges LLP
767 Fifth Avenue
New York, New York 10153
March 31, 2009
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:	Registration Statement on Form 10 of CareFusion Corporation
Ladies and Gentlemen:
     On behalf of CareFusion Corporation (the “Company”), attached hereto for filing with the Securities and Exchange Commission is a Registration Statement on Form 10, in respect of the common stock of the Company, together with certain exhibits thereto.
     We respectfully request that the staff send a copy of any comments that the staff may have to the undersigned at (212) 310-8007 and to David A. Katz, Wachtell, Lipton, Rosen & Katz, at (212) 403-2309. If you need any further information or have any questions, please call the undersigned at 212-310-8910.
Very truly yours,
/s/ Erika Weinberg
Erika Weinberg
cc:	Jack Adams, Esq. James Barnett, Esq. Rod D. Miller, Esq. David A. Katz, Esq.